TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Product Information
Revenue from mining operation	$ 1,638,406,000	$ 1,917,714,000	$ 1,821,799,000
Gold
Product Information
Revenue from mining operation	1,500,354,000	1,712,665,000	1,563,760,000
Silver
Product Information
Revenue from mining operation	100,895,000	140,221,000	171,725,000
Zinc
Product Information
Revenue from mining operation	16,685,000	45,797,000	70,522,000
Percentage of revenue from byproduct metals to total revenue from mining operations	1.00%	2.00%	4.00%
Copper
Product Information
Revenue from mining operation	20,653,000	19,019,000	14,451,000
Percentage of revenue from byproduct metals to total revenue from mining operations	1.00%	1.00%	1.00%
Lead
Product Information
Revenue from mining operation	(181,000)	12,000	1,341,000
Revenue that is nettled against concentrate direct fees	900,000
Concentrate direct fees	$ 1,100,000
Gold & Silver
Product Information
Percentage of revenue from precious metal to total revenue from mining operations	98.00%	97.00%	95.00%